Equity Compensation Plan (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Equity [Abstract]
Options Outstanding, Beginning	3,257,410	590,000
Options Outstanding, Beginning	$ 1.50	$ 1.50
Options Outstanding		9 years	9 years 1 month 6 days
Options Granted	388,246	2,937,410	590,000
Options Granted	$ 3.69	$ 1.50	$ 1.50
Options Outstanding, granted	9 years 4 months 24 days
Options Exercised	(45,625)
Options Exercised	$ 1.50	1.50
Options converted
Options converted
Options forfeited or expired	(1,911,160)
Options forfeited or expired	$ 1.50
Options Outstanding, Ending	1,688,871	3,257,410	590,000
Options Outstanding, Ending	$ 2.00	$ 1.50	$ 1.50
Options Outstanding, Ending	7 years 6 months
Vested shares at period end	983,667	196,208
Vested shares, at period end	$ 1.50	$ 1.50
Options vested	8 years 1 month 6 days	8 years 10 months 24 days
Options granted		9 years 6 months	7 years 9 months 18 days
Options Outstanding		7 years 9 months 18 days
Options Exercised		(270,000)
Options converted
Options forfeited or expired	1,911,160